SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Continuity of interests	Continuity of interests Brookfield Business Partners L.P. was established on January 18, 2016 by Brookfield and on June 20, 2016 Brookfield completed the spin-off of the Business to holders of Brookfield’s Class A and B limited voting shares. Brookfield directly and indirectly controlled the Business prior to the spin-off and continues to control the partnership subsequent to the spin-off through its interests in the partnership. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the Business. In accordance with the partnership’s and Brookfield’s accounting policy, the partnership has reflected the Business in its financial position and results of operations using Brookfield’s carrying values, prior to the spin-off.
Basis of consolidation	Basis of consolidation
    The financial statements include the accounts of the partnership and its consolidated subsidiaries, which are the entities over which the partnership has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the partnership’s subsidiaries held by others and the Redemption-Exchange Units, Special LP Units and preferred shares held by Brookfield in the Holding LP and the holding entities respectively are shown separately in equity in the consolidated statements of financial position. Intercompany transactions within the partnership have been eliminated.
    As part of the spin-off, Brookfield Business Partners L.P., through its Managing GP Units, became the managing general partner of Holding LP, and thus controls Holding LP. The partnership entered into agreements with various affiliates of Brookfield, whereby the partnership was assigned Brookfield’s voting or general partner kick-out rights and effectively controls the subsidiaries of Holding LP with respect to which the agreements were put in place. Accordingly, the partnership consolidates the accounts of Holding LP and its subsidiaries.

Redemption-Exchange Units	Redemption-Exchange Units As described in Note 1(b)(i), the partnership’s equity interests include LP Units held by public unitholders and Brookfield, as well as Redemption-Exchange Units held by Brookfield. The Redemption-Exchange Units have the same economic attributes in all respects as the LP Units, except that the Redemption-Exchange Units provide Brookfield the right to request that its units be redeemed for cash consideration. In the event that Brookfield exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P., rather than cash, on a one-for-one basis. The Redemption-Exchange Units provide Brookfield with the direct economic benefits and exposures to the underlying performance of the Holding LP and accordingly to the variability of the distributions of the Holding LP, whereas the partnership’s unitholders have indirect access to the economic benefits and exposures of the Holding LP through direct ownership interest in the partnership which owns a direct interest in the Holding LP. Accordingly, the Redemption-Exchange Units have been presented within non-controlling interests. The Redemption-Exchange Units are issued capital of the Holding LP and as a result are not adjusted for changes in market value.
Preferred shares and special LP units	Preferred shares and Special LP Units As described in Note 1(b)(ii), the partnership’s equity interests include preferred shares and Special LP Units held by Brookfield. The partnership and its subsidiaries are not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interests in the consolidated statements of financial position.
Interests in other entities	Interests in other entities
(i)    Subsidiaries
    These financial statements include the accounts of the partnership and subsidiaries over which the partnership has control. Subsidiaries are consolidated from the date of acquisition, being the date on which the partnership obtained control, and continue to be consolidated until the date when control is lost. The partnership controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
    Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in partnership capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
    All intercompany balances, transactions, revenues and expenses are eliminated in full.
    The following provides information about the partnership's wholly-owned subsidiaries as of December 31, 2020 and 2019:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Residential real estate services business	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%
    The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2020	2019	2020	2019
Business services
Financial advisory services business	Sera Global	Canada	75%	100%	75%	100%
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Road fuel distribution and marketing business	Greenergy Fuels Holding Limited	United Kingdom	89%	85%	18%	14%
Wireless broadband business	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services business	Healthscope Limited	Australia	100%	100%	28%	27%
Heavy equipment and light vehicle fleet management	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurance services	Sagen MI Canada Inc.	Canada	57%	57%	24%	29%
Indian financing company	IndoStar Capital Finance Limited	India	57%	—%	20%	—%
Infrastructure services
Service provider to the nuclear power generation industry	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure LP	United States	99%	73%	43%	31%
Industrials
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Producer of graphite electrodes	GrafTech International Ltd.	United States	55%	74%	19%	25%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	80%	80%	54%	54%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	46%	46%
Manufacturer of automotive batteries	Clarios Global LP	United States	100%	100%	28%	28%
Remanufacturer of automotive aftermarket replacement parts	Cardone Industries Inc.	United States	98%	—%	52%	—%
(ii)    Associates and joint ventures
    Associates are entities over which the partnership exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The partnership accounts for associates and joint ventures using the equity method of accounting for equity accounted investments on the consolidated statements of financial position.
    Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the partnership records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the partnership’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment.
    Subsequent to initial recognition, the carrying value of the partnership’s interest in an associate or joint venture is adjusted for the partnership’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(o).

Foreign currency translation	Foreign currency translation
    The U.S. dollar is the functional and presentation currency of the partnership. Each of the partnership’s subsidiaries and equity accounted investments determines its own functional currency and items included in the financial statements of each subsidiary and equity accounted investment are measured using that functional currency.
    Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of equity.
    On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
    Foreign currency denominated monetary assets and liabilities are translated using the exchange rate prevailing at the reporting date and non-monetary assets and liabilities are measured at their historic cost and translated at the exchange rate on the transaction date. Revenues and expenses are measured at average exchange rates during the period. Gains or losses on translation of these items are included in the consolidated statements of operating results.

Business combinations	Business combinations
    Business acquisitions, in which control is acquired, are accounted for using the acquisition method in accordance with IFRS 3, Business Combinations (“IFRS 3”), other than those between entities under common control.
    The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by the partnership in exchange for control of the acquiree. Acquisition related costs are recognized in the consolidated statements of operating results as incurred and included in other income (expense), net.
    Where applicable, the consideration for each acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the consolidated statements of operating results, whereas changes in the fair values of contingent consideration classified within equity are not subsequently remeasured.
    Where a business combination is achieved in stages, the partnership’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date the partnership attains control. The resulting gain or loss, if any, is recognized in the consolidated statements of operating results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income (loss) are reclassified to the consolidated statements of operating results, where such treatment would be appropriate if that interest were disposed of.
    If the initial accounting for a business combination is incomplete by the end of the reporting period in which the acquisition occurs, the partnership reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
    The measurement period is the period from the date of acquisition to the date the partnership obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is a maximum of one year subsequent to the acquisition date.
    If, after reassessment, the partnership’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in income as a bargain purchase gain.
    Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, contingent liabilities and contingent assets, and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15, Revenue from contracts with customers (“IFRS 15”).

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, non-restricted deposits, and short-term investments with original maturities of three months or less.
Accounts and other receivable, net	Accounts and other receivable, net
    Accounts and other receivable, net include trade receivables, construction retentions and other unbilled receivables, which are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for credit losses. They also include subrogation recoverable and deferred insurance policy acquisition costs from the partnership’s residential mortgage insurance business which are accounted for as described in Note 2(aa) below.
    Trade receivables related to the partnership’s mining operations are recognized at fair value.

Inventories	Inventory, net
    Inventory, net, with the exception of certain fuel inventories, is valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out or weighted average method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
    Fuel inventories are traded in active markets and are purchased with the view to resell in the near future, generating a profit from fluctuations in prices or margins. As a result, fuel inventories are carried at market value by reference to prices in a quoted active market, in accordance with the commodity broker-trader exemption granted by IAS 2, Inventories. Changes in fair value less costs to sell are recognized in the consolidated statements of operating results through direct operating costs. Fuel products that are held for extended periods in order to benefit from future anticipated increases in fuel prices or located in territories where no active market exists are recognized at the lower of cost and net realizable value. Products and chemicals used in the production of biofuels are valued at the lower of cost and net realizable value.

Renewable transport fuel obligation (RTFO)	Renewable transport fuel obligations (“RTFO”) Under the U.K. government’s RTFO Order, which regulates biofuels used for transport and non-road mobile machinery, the partnership’s U.K. road fuel distribution service business is required to meet annual targets for the supply of biofuels. The obligations which arise are either settled by cash or through the delivery of certificates which are generated by blending biofuels. To the extent that the partnership generates certificates in excess of its current year obligation, these can either be carried forward to offset up to 25% of the next year’s obligation or sold to other parties.
    Certificates generated or purchased during the year which will be used to settle the current obligation are recognized in inventory at the lower of cost and net realizable value. Where certificates are generated, cost is deemed to be the average cost of blending biofuels during the year in which the certificates are generated.
    Certificates held for sale to third parties are recognized in inventory at fair value. There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity. Changes in market prices of the certificates and the quantity of tickets considered to be realizable through external sales are recognized immediately in the consolidated statements of operating results. Certificates for which no active market is deemed to exist are not recognized.
    The liability associated with the obligations under the RTFO Order is recognized in the year in which the obligation arises and is valued by reference to either the cost of generating the certificates which will be surrendered to meet the obligation or the expected future cash outflow where the obligation is settled. The liability is recorded in accounts payable and other.

Related party transactions	Related party transactions In the normal course of operations, the partnership enters into various transactions on market terms with related parties, which have been measured at their exchange value and are recognized in the financial statements. Related party transactions are further described in Note 25.
Property, plant and equipment, or PP&E	Property, plant and equipment, or PP&E
    PP&E, which includes leasehold improvements, is measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
    Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production
    Depreciation on PP&E is calculated so as to write-off the net cost of each asset over its expected useful life to its estimated residual value. Buildings, machinery, equipment and vessels are depreciated over their expected useful lives on a straight-line basis. Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, using the straight-line method. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
    Upon determination that proved and/or probable reserves exist and the technology to extract the resource economically exists, exploration and evaluation expenditures attributable to those reserves are first tested for impairment and then reclassified to oil and gas properties within PP&E. The net carrying value of oil and gas properties is depleted using the units-of-production method based on estimated proved plus probable oil and natural gas reserves. Future development costs, which are the estimated costs necessary to bring those reserves into production, are included in the depletable base. For purposes of this calculation, oil and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil.
    With respect to the partnership’s mining assets, exploration costs relating to properties are charged to earnings in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of reserve potential and subsequent exploration, expenditures are capitalized. Determination as to reserve potential is based on the results of studies, which indicate whether production from a property is economically feasible. Upon commencement of commercial production of a development project these costs are amortized using the units-of-production method over the proven and probable reserves.
    As part of its mining operation, the partnership incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred as part of development stage mining activities incurred by the partnership are deferred and capitalized as part of mining properties. Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized as a stripping activity asset (included in mining interest) if the following criteria are met: improved access to the ore body is probable; the component of the ore body can be accurately identified; and the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met the costs are expensed in the period in which they are incurred. The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.

Asset impairment	Asset impairment At each reporting date, the partnership assesses whether for assets, other than those measured at fair value with changes in fair value recorded in net income, there is any indication that such assets or cash generating units are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the value in use of the asset or cash generating unit, is less than their carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
Intangible assets	Intangible assets Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. The partnership’s intangible assets comprise primarily water and sewage concession rights, brand names, computer software, customer relationships, value of insurance contracts acquired, patents and trademarks, proprietary technology, product development costs, distribution networks and loyalty program.
    Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets acquired separately. Definite life intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Value of insurance contracts acquired	Up to 15 years
Patents and trademarks	Up to 40 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years
    Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statements of operating results when the asset is derecognized.
    Service concession arrangements which provide the partnership the right to charge users for the services are accounted for as an intangible asset under IFRIC 12, Service Concession Arrangements. Water and sewage concession agreements were acquired as part of the acquisition of BRK Ambiental and were initially recognized at their fair values.
    Loyalty program represents the partnership’s contractual right to issue loyalty points through a pre-existing loyalty program. The loyalty program was acquired as part of the acquisition of the partnership’s fuel marketing business and was initially recognized at fair value.
    Brand names represent the intrinsic value customers place on the operation’s various brand names and are amortized on a straight line basis over the estimated useful life of the intangible asset. As part of the acquisition of Westinghouse Electric Company (“Westinghouse”), the partnerships’ service provider to the nuclear power generation industry, the partnership acquired the strong reputation and positive brand recognition that is embodied in its brand name. This brand name was classified as having an indefinite life and is subject to an annual impairment assessment.
    Customer relationships acquired as part of the acquisition of Westinghouse pertain to strong and continuing relationships with many of the company’s customers within the nuclear power generation industry. Customer relationships were initially recognized at fair value.
    Proprietary technology pertains to developed technology that has the potential to provide competitive advantages and product differentiation. As part of the acquisition of Westinghouse, the partnership acquired proprietary technology related to fuel products, components and services, plant designs, as well as engineering and other services to owners and operators of power plants. As part of the acquisition of Clarios Global LP (“Clarios”) the partnership acquired patented technology related to the production of batteries. These proprietary technologies were initially recognized at fair value.
    Trademarks pertain to endorsed brands that are highly regarded and recognized in the marketplace and are amortized on a straight line basis over the estimated useful life of the intangible asset. As part of the acquisition of Clarios, the partnership acquired trademarks and these trademarks have an indefinite useful life and are subject to an annual impairment assessment.
The value of insurance contracts acquired represents the difference between the fair value and carrying value of the contractual insurance rights acquired and the insurance obligations assumed measured in accordance with the partnership’s accounting policy for insurance contracts related to Sagen MI Canada Inc. (“Sagen”, formerly Genworth MI Canada Inc.). The subsequent measurement of this asset is consistent with the measurement of the related insurance liability where it is amortized over the term of the related insurance policy.
Goodwill	Goodwill
    Goodwill represents the excess of the price paid for the acquisition of a business over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. The partnership identifies cash generating units as identifiable groups of assets whose cash inflows are largely independent of the cash inflows from other assets or groups of assets.
    Goodwill is evaluated for impairment on an annual basis. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is charged to impairment expense, net in the consolidated statements of operating results in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.
    On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

Revenues from contracts with customers	Revenues from contracts with customers
Business services
    Construction services
    The partnership’s construction services business provides end-to-end design and development solutions under contracts with its customers. The partnership recognizes revenues on these contracts over a period of time. The partnership uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
    As work is performed, a contract asset in the form of contracts in progress is recognized, which is reclassified to accounts receivable when invoiced to the customer. If payment is received in advance of work being completed, a contract liability is recognized. Refer to Note 16 for further information on contracts in progress balances. There is not considered to be a significant financing component in construction contracts as the period between the recognition of revenues under the cost-to-cost method and when payment is received is typically less than one year.
    IFRS 15 requires a highly probable criterion be met with regards to recognizing revenue arising from variable consideration resulting from contract modifications and claims. For variable consideration, revenues are only recognized to the extent that it is highly probable that a significant reversal in the amount of revenues recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
    Real estate services
    The fees and related costs for providing real estate and logistics services are recognized over the time period in which the services are provided.
    Associated with the delivery of certain service contracts, the partnership also earns revenues from home sale transactions and referral fees from suppliers utilized in servicing these contracts. These revenue transactions are recognized as follows:
•Home Sale: The partnership earns home sale revenues from two types of contracts: cost-plus home sale and fixed fee home sale contracts. Under a cost-plus home sale contract, the partnership earns a performance fee and bears no risk of loss with respect to costs incurred. Revenues and related costs associated with the purchase and resale of residences under cost-plus contracts are recognized on a net basis over the period in which services are provided as the partnership does not have control over the home prior to transfer to the customer. Under a fixed fee home sale contract, the partnership earns a fixed fee based upon a percentage of the acquisition cost of the residential property. This fee revenue is recognized when title is transferred to the customer as the partnership’s performance obligation is complete at this time. The revenues and expenses related to the home sale itself are recorded on a gross basis.
•Referral fees: The partnership earns referral fees from various suppliers who provide services to customers through the partnership’s service offerings. A significant portion of the referral fee revenue is generated from the closing of a home sale or purchase transaction, under which the partnership earns a percentage of the commissions received by the real estate agent on the purchase or sale of a home by the customer. Referral fees from home purchases or sales are recognized upon the closing date of the real estate transaction. The partnership recognizes referral fees from other suppliers upon completion of the services.
    Road fuel distribution and marketing
    The fees and related costs for providing road fuel distribution and marketing are recognized at a point in time when the services are provided.
    Revenues from the sale of goods in the partnership’s U.K. road fuel distribution and marketing operation represents net invoiced sales of fuel products and RTFO certificates, excluding value added taxes but including excise duty, which has been assessed to be a production tax and recorded as part of consideration received. Revenues are recognized at the point that title passes to the customer.
    Healthcare services
    The fees and related costs for providing healthcare services are recognized over the time period in which the services are provided.
Infrastructure services
    Service provider to nuclear power generation industry
    Revenues from sales of products are recognized at a point in time when the product is shipped and control passes to the customer. Revenues from contracts to provide engineering, design or other services are recognized and reported over time based on an appropriate measure of progress over time. The partnership uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
    IFRS 15 requires a highly probable criterion be met with regards to recognizing revenues arising from variable consideration and contract modification and claims. For variable consideration, revenues are only to be recognized to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
    Service provider to the offshore oil production industry
    The primary source of revenues from the partnership’s offshore oil production services provider is chartering its vessels and offshore units to its customers. The partnership’s primary forms of contracts consist of floating production storage and offloading (“FPSO”) contracts and contracts of affreightment (“CoA”).
•FPSO contracts: Pursuant to an FPSO contract, the partnership charters an FPSO unit to a customer for a fixed period of time, generally more than one year. The performance obligations within an FPSO contract, which will include the use of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance.
    Some FPSO contracts include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. Variable consideration under the partnership’s contracts is typically recognized as incurred as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned.
•Contracts of Affreightment: Voyages performed pursuant to a CoA for the partnership’s shuttle tankers are priced based on the pre-agreed terms in the CoA. The performance obligations within a voyage performed pursuant to a CoA, which typically include the use of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. The duration of a single voyage will typically be less than two weeks.
Industrials
    Manufacturing
    Sales of goods are recognized at a point in time when the product is shipped and control passes to the customer. Services revenues are recognized over time when the services are provided over time.
    Energy commodities and services
Revenues from the sale of oil and gas are recognized at a point in time when title and control of the product passes to an external party, based on volumes delivered and contractual delivery points and prices. Revenues for the production in which the partnership has an interest with other producers are recognized based on the partnership’s working interest. Revenues are measured net of royalties to reflect the deduction for other parties’ proportionate share of the revenues. Revenues from the rendering of services are recognized at a point in time when significant rights and obligations of ownership pass and title and control is transferred.
Contract work in progress	Contract work in progress
    The gross amount due from customers for contract work for all contracts in progress for which costs incurred plus recognized profits (less recognized losses) exceed progress billings, is generally presented as an asset. Progress billings not yet paid by customers and retentions are included in accounts and other receivable, net on the consolidated statements of financial position. The gross amounts due to customers for contract work for all contracts in progress for which progress billings exceed costs incurred plus recognized profits (less recognized losses) is generally presented as a liability in accounts payable and other.
    Construction work in progress on construction contracts is stated at cost plus profit recognized to date calculated in accordance with performance obligations satisfied over time, including retentions payable and receivable, less a provision for foreseeable losses and progress payments received to date.

Financial instruments and hedge accounting	Financial instruments and hedge accounting
Classification and measurement
    The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost / FVTPL	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	FVTPL / FVOCI / Amortized cost	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
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(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.
    The classification of financial instruments depends on the specific business model for managing the financial instruments and the contractual cash flow characteristics of the financial asset. The partnership maintains a portfolio of marketable securities comprising equity and debt securities. Marketable securities are recognized on their trade date. They are subsequently measured at fair value at each reporting date with the change in fair value recorded in either profit or loss (“FVTPL”) or other comprehensive income (“FVOCI”). For investments in debt instruments, subsequent measurement will depend on the business model for which the investments are held and the cash flow characteristics of the debt instruments.
    At initial recognition, the partnership measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at fair value through profit or loss are expensed in other income (expense), net in the consolidated statements of operating results.
    Financial assets are measured at amortized cost based on their contractual cash flow characteristics and the business model for which they are held. Financial assets classified as amortized cost are recorded initially at fair value, then subsequently measured at amortized cost using the effective interest method, less any impairment.
Derivatives and hedging activities
    The partnership selectively utilizes derivative financial instruments primarily to manage financial risks, including foreign exchange risks, interest rate risks and commodity price risks. Derivative financial instruments are recorded at fair value on initial recognition and subsequently measured at FVTPL or FVOCI, if in designated hedge relationships. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
(i)    Items classified as hedges
    Net investment hedges
    Realized and unrealized gains and losses on foreign exchange contracts and foreign currency debt that are designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at fair value with changes in fair value recorded in profit or loss or as a component of equity, as applicable.
    Cash flow hedges
    Unrealized gains and losses on commodity contracts designated as hedges of commodity price fluctuations are included in equity as a cash flow hedge when the commodity price risk relates to inputs to production of inventory. Upon settlement of the commodity contracts designated as cash flow hedges, the realized gains and losses are reclassified from equity into inventory as a basis adjustment. The impact of the commodity contracts designated as cash flow hedges is recognized in profit or loss when the inventory is sold.
    Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
(ii)    Items not classified as hedges
Derivative financial instruments that are not designated as hedges are recorded at fair value, and gains and losses arising from changes in fair value are recognized in net income in the period the changes occur. Realized and unrealized gains and losses on other derivatives not designated as hedges are recorded in other income (expense), net on the consolidated statements of operating results.
Impairment
Impairment of financial assets
    The partnership recognizes an allowance for expected credit losses (“ECL”) on financial assets including loans receivable and debt securities measured at amortized cost, debt securities measured at fair value through OCI and undrawn loan commitments. ECLs are also determined for trade receivables and contract assets. The ECL model consists of three stages: Stage 1 – twelve-month ECLs for performing financial assets, Stage 2 – Lifetime ECLs for financial assets that have experienced a significant increase in credit risk since initial recognition, and Stage 3 – Lifetime ECLs for financial assets that are impaired.
    The partnership calculates ECLs based on the probability weighted expected cash collected shortfall against the carrying value of the loan or investment and considers reasonable and supportable information about past events, current conditions and forecasts of future events and economic conditions that may impact the credit profile of the loans. Forward-looking information is considered when determining significant increase in credit risk and measuring expected credit losses. Forward-looking macroeconomic factors are incorporated in the risk parameters as relevant.
    The partnership utilizes a simplified approach for measuring the loss allowance at an amount equal to the lifetime ECL for trade receivables and contract assets. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

Interest income	Interest income Interest from interest-bearing assets and liabilities not measured at fair value through profit or loss is recognized as interest income using the effective interest method. The effective interest rate (“EIR”) is the rate that discounts expected future cash flows for the expected life of the financial instrument to its carrying value. The calculation takes into account the contractual interest rate, along with any fees or incremental costs that are directly attributable to the instrument and all other premiums or discounts.
Fair value measurement	Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
    Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 -	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.
Further information on fair value measurements is available in Note 4.
Income taxes	Income taxes
    Brookfield Business Partners L.P. is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the holding entities, and any direct or indirect corporate subsidiaries of such holding entities. Income tax expense represents the sum of the tax accrued in the period and deferred income tax.
(i)    Current income taxes
    Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.
(ii)    Deferred income taxes
    Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
    Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and equity accounted investments, and interests in joint ventures, except where the partnership is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
    Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which the partnership expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
    Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the partnership intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

Provisions	Provisions
    Provisions are recognized when the partnership has a present obligation either legal or constructive as a result of a past event, it is probable that the partnership will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are recorded within accounts payable and other in the consolidated statements of financial position with a corresponding expense recorded in other income (expense) in the consolidated statements of operating results.
    The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
    When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(i)    Provisions for defects
    Provisions made for defects are based on a standard percentage charge of the aggregate contract value of completed construction projects and represents a provision for potential latent defects that generally manifest over a period of time following practical completion.
    Claims against the partnership are also recorded as part of provisions for defects when it is probable that the partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
(ii)    Decommissioning liabilities
    Certain of the partnership’s subsidiaries record decommissioning liabilities related to the requirement to remediate the property where operations are conducted.
    The partnership recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the useful economic lives of the assets. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The fair value of the estimated decommissioning liability is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The liability amount is increased in each reporting period due to the passage of time, and the amount of accretion is charged to other income (expense), net in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.
(iii)    Provisions for onerous contracts
    Present obligations arising from onerous contracts are recognized as provisions in accounts payable and other, and measured at the present value of the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. An onerous contract is considered to exist where the partnership has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received.

Pensions and other post-employment benefits	Pensions and other post-employment benefits
    Certain of the partnership’s subsidiaries offer post-employment benefits to their employees by way of a defined contribution plan. Payments to defined contribution pension plans are expensed as they fall due.
    Certain of the partnership’s subsidiaries offer defined benefit plans. Defined benefit pension expense, which includes the current year’s service cost and net interest cost, is included in direct operating costs within the consolidated statements of operating results. For each defined benefit plan, the partnership recognizes the present value of its defined benefit obligations less the fair value of the plan assets, as a defined benefit asset or liability reported as other assets or accounts payable and other in the consolidated statements of financial position. The partnership’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
    The cost of pensions and other retirement benefits earned by employees is actuarially determined using the projected unit credit method (also known as the projected benefit method pro-rated on service) and management’s best estimate of salary escalation, retirement ages of employees and their expected future longevity.
    For the purposes of calculating the expected return on plan assets, the plan assets are measured at fair value.
    The partnership recognizes actuarial gains and losses in other comprehensive income (loss) in the period in which those gains and losses occur.

Assets held for sale	Assets held for sale
    Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
    Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, property, plant and equipment and intangible assets are not depreciated or amortized, respectively.

Insurance contracts	Insurance contracts
The following items described below are derived from the partnership’s residential mortgage insurance contracts:
(i)    Premiums written, premiums earned and unearned premiums reserve
    Mortgage insurance premiums are deferred and taken into revenues over the terms of the related policies. The unearned portion of premiums is included in accounts payable and other on the consolidated statements of financial position. Premiums written are recognized as premiums earned using a factor based premium recognition curve that is based on an expected loss emergence pattern. The partnership performs actuarial studies of loss emergence at least annually and may adjust the factors under which the premiums are earned in accordance with the results of such studies. Changes in the premium recognition curve are treated as a change in estimate and are recognized on a prospective basis.
    A premium deficiency provision, if required, is determined as the excess of the present value of expected future losses on claims and expenses on policies in force (using an appropriate discount rate) over the unearned premiums reserve.
(ii)    Risk fee
    In conjunction with receiving credit support in the form of the Government of Canada guarantee, the partnership’s residential mortgage insurance business is subject to a risk fee equal to 2.25% of gross premiums written. The risk fee relates directly to the acquisition of new mortgage insurance business. Accordingly, it is subsequently deferred and expensed in proportion to and over the period in which premiums are earned and reflected in deferred policy acquisition costs under accounts and other receivable, net on the consolidated statements of financial position.
(iii)    Losses on claims and loss reserves
    Losses on claims include internal and external claims adjustment expenses and are recorded net of amounts received or expected to be received from recoveries.
    Loss reserves represent the amount needed to provide for the expected ultimate net cost of settling claims including adjustment expenses related to defaults by borrowers (both reported and unreported) that have occurred on or before each reporting date. Loss reserves are recognized in accounts payable and other on the consolidated statements of financial position, and are discounted to take into account the time value of money. The partnership records a supplemental provision for adverse deviation based on an explicit margin for adverse deviation determined by an appointed actuary.
    Increases to loss reserves are recognized as an expense in direct operating costs on the consolidated statements of operating results. Loss reserves are derecognized after a claim has been paid and the partnership’s obligation under the policy has been fulfilled, or after a borrower has remedied a delinquent loan and management estimates that no loss will be incurred under the policy.

Earnings (loss) per Limited Partnership Unit	Earnings (loss) per LP Unit The partnership calculates basic earnings (loss) per unit by dividing net income (loss) attributable to limited partners by the weighted average number of LP Units outstanding during the period. For the purpose of calculating diluted earnings (loss) per unit, the partnership adjusts net income (loss) attributable to limited partners, and the weighted average number of LP Units outstanding, for the effects of all dilutive potential LP Units.
Segments	Segments The partnership’s operating segments are components of the business for which discrete financial information is reviewed regularly by the Chief Operating Decision Maker (the “CODM”) to assess performance and make decisions regarding resource allocation. The partnership has assessed the CODM to be the Chief Executive Officer and Chief Financial Officer. The partnership’s operating segments are business services, infrastructure services, industrials and corporate and other.
Leases	Leases
    The partnership accounts for leases under IFRS 16, Leases (“IFRS 16”). When the partnership is a lessee, the partnership assesses whether a contract is, or contains, a lease at inception of the contract and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the partnership recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
    The lease liability is initially measured at the present value of the future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed lease payments, including in-substance fixed payments, less any lease incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and (v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
    The partnership remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use asset when: (i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; (ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or (iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
    The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. The right-of-use asset is subsequently measured at cost less accumulated depreciation and impairment losses. It is depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the partnership expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts on the commencement date of the lease. The partnership applies IAS 36, Impairment of Assets, to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the property plant and equipment policy.
    Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are included in the line “direct operating costs” in the consolidated statements of operating results.
When the partnership is a lessor, a lease is classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, the partnership recognizes a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases are recognized into income on a straight-line or other systematic basis.
Government assistance	Government assistance The partnership applies IAS 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) to account for government grants and other government assistance received by its subsidiaries. Government grants are recognized when there is reasonable assurance that the assistance will be received and the partnership will comply with all relevant conditions. The partnership recognizes government grants in the consolidated statements of operating results on a systematic basis over the periods in which the partnership recognizes expenses for which the grants were provided.
Extinguishment of financial liabilities with equity instruments	Extinguishment of financial liabilities with equity instruments The partnership applies IFRIC 19, Extinguishing Financial Liabilities with Equity Instruments (“IFRIC 19”) to account for financial liabilities that are extinguished either fully, or partially by issuing equity instruments. This interpretation provides guidance on how to account for the extinguishment of a financial liability by the issue of equity instruments. IFRIC 19 clarifies that the entity’s equity instruments issued to a creditor, which are part of the consideration paid to extinguish the financial liability, are measured at their fair value. Differences between the carrying amount of the financial liability extinguished and the initial measurement amount of the equity instruments issued are included in the partnership’s consolidated statements of operating results.
IFRS 9, IAS 39, and IFRS 7 amendments for IBOR reforms	IFRS 9, IAS 39, and IFRS 7 amendments for IBOR reforms
    The partnership adopted Interest Rate Benchmark Reform — Amendments to IFRS 9, IAS 39, and IFRS 7, issued in September 2019 by the IASB (“IBOR Amendments”). The IBOR Amendments have been applied retrospectively to hedging relationships existing as at October 1, 2019 or were designated subsequently, and to the amount accumulated in the cash flow hedge reserve at that date. The IBOR Amendments provide temporary relief from applying specific hedge accounting requirements to the partnership’s hedging relationships that are directly affected by IBOR reform, which primarily include US$ LIBOR, £ LIBOR, and € EURIBOR. In assessing whether a hedge is expected to be highly effective on a forward-looking basis, the partnership assumes the interest rate benchmark on which the cash flows of the derivative which hedges borrowings is not altered by IBOR reform. These reliefs cease to apply to a hedged item or hedging instrument as applicable at the earlier of (i) when the uncertainty arising from IBOR reform is no longer present with respect to the timing and amount of the interest rate benchmark based future cash flows, and (ii) when the hedging relationship is discontinued. The adoption did not have an impact on the partnership’s consolidated financial statements.
    It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace EURIBOR. All of these are expected to become effective prior to December 31, 2021. The partnership is currently monitoring the impact and effect changes as a result of amendments to the contractual terms of IBOR referenced floating-rate borrowings, interest rate swaps, interest rate swaptions, and interest rate caps, and updating hedge designations.
    Note 26 provides details of the hedging instruments and hedged exposures to which the IBOR Amendments are applied.

Critical accounting judgments and key sources of estimation uncertainty	Critical accounting judgments and key sources of estimation uncertainty
    The preparation of the partnership’s financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
    The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
    Critical judgments made by management and utilized in the normal course of preparing the partnership’s financial statements are outlined below.
(i)    Business combinations
    The partnership accounts for business combinations using the acquisition method of accounting. The allocation of fair values to assets acquired and liabilities assumed through an acquisition requires numerous estimates that affect the valuation of certain assets and liabilities acquired including discount rates, operating costs, revenue estimates, commodity prices, future capital costs and other factors. The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as of the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.
(ii)    Determination of control
    The partnership consolidates an investee when it controls the investee, with control existing if, and only if, the partnership has power over the investee; exposure, or rights, to variable returns from involvement with the investee; and the ability to use that power over the investee to affect the amount of the partnership’s returns.
    In determining if the partnership has power over an investee, judgments are made when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of existing rights that give the partnership the current ability to direct the relevant activities of the investee. Judgments are made as to the amount of potential voting rights that provide voting powers, the existence of contractual relationships that provide voting power, and the ability for the partnership to appoint directors. The partnership enters into voting agreements which provide it the ability to contractually direct the relevant activities of the investee (formally referred to as “power” within IFRS 10, Consolidated financial statements). In assessing if the partnership has exposure, or rights, to variable returns from involvement with the investee, judgments are made concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the magnitude of those returns and the magnitude of those returns relative to others, particularly in circumstances where the partnership’s voting interest differs from the ownership interest in an investee. In determining if the partnership has the ability to use its power over the investee to affect the amount of its returns, judgments are made when the partnership is an investor as to whether the partnership is a principal or agent and whether another entity with decision making rights is acting as the partnership’s agent. If it is determined that the partnership is acting as an agent, as opposed to a principal, the partnership does not control the investee.
(iii)    Common control transactions
    IFRS 3 does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the partnership has developed an accounting policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The partnership’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying values in the transferor’s financial statements.
(iv)    Indicators of impairment
    Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets, including the determination of the partnership’s ability to hold financial assets, the estimation of a cash generating unit’s future revenues and direct costs, the determination of discount rates, and when an asset’s or cash generation unit’s carrying value is above its fair value less costs of disposal or value in use.
    For some of the partnership’s assets forecasting the recoverability and economic viability of property and equipment requires an estimate of reserves. The process for estimating reserves is complex and requires significant interpretation and judgment. It is affected by economic conditions, production, operating and development activities, and is performed using available geological, geophysical, engineering and economic data.
(v)    Revenue recognition
    Judgment is applied where certain of the partnership’s subsidiaries use the cost-to-cost method to account for their contract revenue. The stage of completion is measured by reference to actual costs incurred to date as a percentage of estimated total costs for each contract. Significant assumptions are required to estimate the total contract costs and the recoverable variation works that affect the stage of completion and the contract revenue respectively. In making these estimates, management has relied on past experience or where necessary, the work of experts.
(vi)    Financial instruments
    Judgments inherent in accounting policies relating to derivative financial instruments relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the creditworthiness of the partnership relative to its counterparties; the credit risk of the partnership’s counterparties; estimated future cash flows; discount rates and volatility utilized in option valuations.
(vii)    Decommissioning liabilities
    Decommissioning costs will be incurred at the end of the operating life of some of the partnership’s oil and gas facilities, mining properties, manufacturing facilities, and at licensed nuclear facilities serviced by the partnership. These obligations are typically many years in the future and require judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal, regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other production sites. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements.
(viii)    Oil and gas properties
    The process of estimating the partnership’s proved and probable oil and gas reserves requires significant judgment and estimates. Factors such as the availability of geological and engineering data, reservoir performance data, acquisition and divestment activity, drilling of new wells, development costs and commodity prices all impact the determination of the partnership’s estimates of its oil and gas reserves. Future development costs are based on estimated proved and probable reserves and include estimates for the cost of drilling, completing and tie in of the proved undeveloped and probable additional reserves and may vary based on geography, geology, depth, and complexity. Any changes in these estimates are accounted for on a prospective basis. Oil and natural gas reserves also have a direct impact on the assessment of the recoverability of asset carrying values reported in the financial statements.
(ix)    Insurance contracts
    The partnership has applied critical estimates for its residential mortgage insurance business, including: (i) timing of revenue recognition for deferred insurance premiums; (ii) insurance loss reserves representing the amount needed to provide for the expected ultimate net cost of settling claims; (iii) the fair value of subrogation rights related to real estate based on third party property appraisals or other types of third party valuations deemed to be more appropriate for a particular property; and (iv) estimated deferred policy acquisition costs to be amortized over the term of the policy.
(x)    Measurement of expected credit losses
    The partnership exercises judgment when determining expected credit losses on financial assets. Judgment is applied in the determination of probability weighted expected cash flows, the probability of default of borrowers, and in selecting forward looking information to determine increase in credit risk and other risk parameters.
(xi)    Uncertainty of income tax treatments
    The partnership applies IFRIC 23, Uncertainty over Income Tax Treatments (“IFRIC 23”). The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.
(xii)    Other
    Other estimates and assumptions utilized in the preparation of the partnership’s financial statements are: the assessment or determination of recoverable amounts; depreciation and amortization rates and useful lives; estimation of recoverable amounts of cash-generating units for impairment assessments of goodwill and intangible assets; and ability to utilize tax losses and other tax measurements.
Other critical judgments include the determination of functional currency.
Impairment of financial assets
Impairment of financial assets
    The partnership recognizes an allowance for expected credit losses (“ECL”) on financial assets including loans receivable and debt securities measured at amortized cost, debt securities measured at fair value through OCI and undrawn loan commitments. ECLs are also determined for trade receivables and contract assets. The ECL model consists of three stages: Stage 1 – twelve-month ECLs for performing financial assets, Stage 2 – Lifetime ECLs for financial assets that have experienced a significant increase in credit risk since initial recognition, and Stage 3 – Lifetime ECLs for financial assets that are impaired.
    The partnership calculates ECLs based on the probability weighted expected cash collected shortfall against the carrying value of the loan or investment and considers reasonable and supportable information about past events, current conditions and forecasts of future events and economic conditions that may impact the credit profile of the loans. Forward-looking information is considered when determining significant increase in credit risk and measuring expected credit losses. Forward-looking macroeconomic factors are incorporated in the risk parameters as relevant.
    The partnership utilizes a simplified approach for measuring the loss allowance at an amount equal to the lifetime ECL for trade receivables and contract assets. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

Future changes in accounting policies	Future changes in accounting policies
(i)     Insurance contracts
    In May 2017, the IASB published IFRS 17, Insurance contracts (“IFRS 17”) a comprehensive standard that establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. In June 2019, the IASB published an exposure draft that proposes targeted amendments to IFRS 17 and will replace IFRS 4, Insurance contracts (“IFRS 4”). In March 2020, the IASB decided on a further deferral of the effective date of IFRS 17 from annual periods begging on or after January 1, 2021 to annual periods beginning on or after January 1, 2023.
    The measurement approach under IFRS 17 is based on the following:
•a current, unbiased probability-weighted estimate of future cash flows expected to arise as the insurer fulfills the contract;
•the effect of the time value of money;
•a risk adjustment that measures the effects of uncertainty about the amount and timing of future cash flows; and
•a contractual service margin which represents the unearned profit in a contract and that is recognized in profit or loss over time as the insurance coverage is provided.
    There will also be a new financial statement presentation for insurance contracts and additional disclosure requirements.
    IFRS 17 requires the partnership to distinguish between groups of contracts expected to be profit-making and groups of contracts expected to be onerous. IFRS 17 is to be applied retrospectively to each group of insurance contracts. If full retrospective application to a group of contracts is impracticable, the modified retrospective or fair value method may be used. The partnership is currently assessing the impact of IFRS 17 on the financial statements.
(ii)     IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 amendments for IBOR reform
    On August 27, 2020, the IASB published Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Phase II Amendments”), effective January 1, 2021, with early adoption permitted. The Phase II Amendments provide additional guidance to address issues that will arise during the transition of benchmark interest rates. The Phase II Amendments primarily relate to the modification of financial assets, financial liabilities and lease liabilities where the basis for determining the contractual cash flows changes as a result of IBOR reform, allowing for prospective application of the applicable benchmark interest rate and to the application of hedge accounting, providing an exception such that changes in the formal designation and documentation of hedge accounting relationships that are needed to reflect the changes required by IBOR reform do not result in the discontinuation of hedge accounting or the designation of new hedging relationships.
The partnership is currently assessing the impact as a result of the amendments to the contractual terms of IBOR referenced floating-rate borrowings, interest rate swaps, interest rate caps, and updating hedge designations. The adoption is not expected to have a significant impact on the partnership’s financial statements.
New accounting policies adopted	New accounting policies adopted
    The partnership has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2020.
(i)     Definition of material
    In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting policies, changes in accounting estimates and errors. These amendments clarify and align the definition of material and provide guidance to help improve consistency in the application of materiality when used in other IFRS standards. The partnership adopted these amendments on January 1, 2020 and the adoption did not have an impact on the partnership’s financial statements.
(ii)     Rent concessions
    In May 2020, the IASB issued an amendment to IFRS 16, effective for annual and interim reporting periods beginning on or after June 1, 2020. The amendment provides lessees with a practical expedient that relieves a lessee from assessing whether a COVID-19 related rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the COVID-19 related rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification. The application of the practical expedient did not have a significant impact on the partnership’s financial statements.